3. SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Revenue Recognition

Revenue Recognition

Sale of Software Licenses

The software license at the customer’s site is sold as a one-time perpetual license. The software license sales are recognized as revenue when a fixed fee order has been received and delivery has occurred to the customer. Revenue is recognized generally upon customer acceptance (point-in-time) of the software product and verification that it meets the required specifications. Software is delivered to customers electronically.

Software as a service

Software as a service includes revenue from software licensing and delivery in which software is licensed on a subscription basis and is centrally hosted. These services often include software updates which provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Contracts for these services are generally 12-36 months in length. Revenue is recognized ratably and evenly over the term of the agreement.

Maintenance and support services

The Company sells maintenance and support services which include access to technical support personnel for software and hardware troubleshooting and monitoring of the health of a customer’s network, access to a sophisticated web-portal for managing the end-to-end hardware and software digital ecosystem, and hosting support services through our network operations center, or NOC. These services provide either physical or automated remote monitoring which support customer networks 7 days a week, 24 hours a day.

These contracts are generally 12-36 months in length and generally automatically renew for additional 12-month periods unless cancelled by the customer. Rates for maintenance and support contracts are typically established based upon a fee per location or fee per device structure, with total fees subject to the number of services selected. Revenue is recognized ratably and evenly over the term of the agreement.

The Company had three major customers according to IFRS 8 paragraph 34 for the year ended December 31, 2024. These customers were Wisconsin Crime Information Bureau with 14% revenue, Liquid PC, Inc. with 15% revenue and Unisys – GA with 27% of revenue.

The Company had three major customers according to IFRS 8 paragraph 34 for the year ended December 31, 2023. These customers were Wisconsin Crime Information Bureau with 24% revenue, Liquid PC, Inc. with 22% revenue and Unisys – GA with 17% of revenue.